Operating Segments and Geographic Data - Segment Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Net Income (Loss) Attributable to Chevron Corporation	$ 21,369	$ 35,465	$ 15,625
Operating Segments
Segment Reporting Information [Line Items]
Net Income (Loss) Attributable to Chevron Corporation	23,575	38,439	18,732
Operating Segments | Upstream
Segment Reporting Information [Line Items]
Net Income (Loss) Attributable to Chevron Corporation	17,438	30,284	15,818
Operating Segments | Downstream
Segment Reporting Information [Line Items]
Net Income (Loss) Attributable to Chevron Corporation	6,137	8,155	2,914
Segment Reconciling Items
Segment Reporting Information [Line Items]
Interest expense	(432)	(476)	(662)
Interest income	491	261	36
Other	(2,265)	(2,759)	(2,481)
United States | Operating Segments | Upstream
Segment Reporting Information [Line Items]
Net Income (Loss) Attributable to Chevron Corporation	4,148	12,621	7,319
United States | Operating Segments | Downstream
Segment Reporting Information [Line Items]
Net Income (Loss) Attributable to Chevron Corporation	3,904	5,394	2,389
International | Operating Segments | Upstream
Segment Reporting Information [Line Items]
Net Income (Loss) Attributable to Chevron Corporation	13,290	17,663	8,499
International | Operating Segments | Downstream
Segment Reporting Information [Line Items]
Net Income (Loss) Attributable to Chevron Corporation	$ 2,233	$ 2,761	$ 525